UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
T. ROWE PRICE
Spectrum Allocation Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Spectrum Allocation Funds
HIGHLIGHTS
The Spectrum Allocation Funds fell marginally over the 12 months ended
May 31, 2023, and trailed their respective combined index benchmarks against a backdrop of heightened volatility.
Our outlook for the global economy continues to be mixed. Many signals of economic strength have surprised to the upside, despite evidence of tightening financial conditions that are expected to weigh on growth during the latter half of this year.
We are maintaining a cautious stance with an underweight to equities and bonds in favor of cash. We reduced our overweight to value-oriented equities and are now neutral between U.S. growth and value. We increased our overweight to long-term U.S. Treasury bonds, which we believe can help provide ballast amid equity market volatility.
We believe that the funds’ diversification and flexibility to identify investment opportunities across sectors and regions should allow us to generate solid long-
term returns in a variety of market environments.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Spectrum Allocation Funds
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE Spectrum Allocation Funds

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Spectrum Allocation Funds
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE FOR SPECTRUM CONSERVATIVE
ALLOCATION FUND
The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth.
How did the fund perform in the past 12 months?
The Spectrum Conservative Allocation Fund returned -0.43% for the 12 months ended May 31, 2023. The fund underperformed its combined index benchmark but outperformed the Lipper Mixed-Asset Target Allocation
Conservative Funds Index. (The return for I Class shares reflects a different fee structure. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Security selection within the
fund’s underlying investments
hurt relative performance.
Our U.S. investment-grade
bond allocation and U.S.
dollar-hedged international
bond allocation detracted,
underperforming their
respective benchmarks.
The international large-cap
equity strategy also trailed its
style-specific benchmark for
the period, driven by stock
selection in the consumer
discretionary sector.
Conversely, selection among
U.S. small-cap and emerging
markets equities modestly lifted results.
In our alternatives and cash benchmarked strategies, security selection in the absolute return-oriented global bond strategy—which seeks to diversify against volatility in equity markets and provides a dynamic exposure to interest rates—had a negative impact. In particular, the portfolio’s defensive positioning in credit and equity markets was a notable detractor from performance as risk appetite wavered. However, the fund’s allocation to a diversified hedge fund
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Spectrum Conservative
Allocation Fund –
.
2.16% -0.43%
Spectrum Conservative
Allocation Fund–
.
I  Class 2.17 -0.35
Morningstar Moderately
Conservative Target Risk
Index 1.61 -1.34
Combined Index
Benchmark 2.49 0.62
Lipper Mixed-Asset Target
Allocation Conservative
Funds Index 1.23 -1.72
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Spectrum Allocation Funds

of funds contributed to relative returns due to underlying security selection.
Additionally, the fund can employ derivatives to manage cash flow and more efficiently achieve targeted market exposure. During the period, the fund’s exposure to interest rate derivatives detracted.
Tactical decisions to overweight and underweight various asset classes detracted for the period. An overweight to emerging markets equities, which trailed developed markets equities, weighed on performance amid several challenges, including losses in China due to concerns that the country’s post-
pandemic recovery is losing momentum. An overweight to U.S. large-cap value equities had a negative impact as value stocks lagged growth stocks, particularly in 2023. Conversely, an overweight to floating rate notes lifted relative returns as the sector delivered solid returns, outpacing other fixed income segments.
Among diversifying fixed
income sectors, the inclusion
of high yield debt, U.S.
dollar-hedged international
bonds, and floating rate notes
lifted relative performance, as
these segments outperformed
U.S. investment-grade issues
for the period. Conversely,
out-of-benchmark exposure
to real assets equities weighed
on performance as real estate
and commodities faced
pressure from rising interest
rates and slower growth,
respectively. The inclusion of long-term U.S. Treasuries, which trailed the broader investment-grade market, detracted.
* Includes the cash underlying futures positions.
SECURITY DIVERSIFICATION
Spectrum Conservative Allocation Fund

T. ROWE PRICE Spectrum Allocation Funds

INVESTMENT OBJECTIVE FOR SPECTRUM
MODERATE ALLOCATION FUND
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
How did the fund perform in the past 12 months?
The Spectrum Moderate
Allocation Fund returned
-0.56% for the 12 months
ended May 31, 2023. The
fund underperformed its
combined index benchmark
but outperformed the
Lipper Mixed-Asset Target
Allocation Moderate Funds
Index. (The return for
I Class shares reflects a
different fee structure. Past
performance cannot guarantee
future results. )
What factors influenced the
fund’s performance?
Security selection within the
fund’s underlying investments
hurt relative performance. Our international large-cap equity allocation detracted, underperforming its style-specific benchmark. Within the allocation, stock selection in the consumer discretionary sector hampered relative results, as did regional stock selection in developed Europe. The U.S. investment-grade bond and U.S. large-cap value equity strategies also trailed their respective benchmarks for the period. Conversely, selection among emerging markets and
U.S. small-cap equities modestly lifted results.
In our alternatives and cash benchmarked strategies, security selection in the absolute return-oriented global bond strategy—which seeks to diversify against volatility in equity markets and provides a dynamic exposure to interest rates—had a negative impact. In particular, the portfolio’s defensive positioning in credit and equity markets was a notable detractor from performance as risk appetite wavered. However, the fund’s allocation to a diversified hedge fund of funds contributed to relative returns due to underlying security selection.
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Spectrum Moderate
Allocation Fund –
.
2.27% -0.56%
Spectrum Moderate
Allocation Fund–
.
I  Class 2.34 -0.43
Morningstar Moderate
Target Risk Index 1.22 -1.54
Combined Index
Benchmark 2.63 0.69
Lipper Mixed-Asset Target
Allocation Moderate Funds
Index 0.84 -0.98
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Spectrum Allocation Funds

Tactical decisions to overweight and underweight various asset classes detracted for the period. An overweight to emerging markets equities, which trailed developed markets equities, weighed on performance amid several challenges, including losses in China due to concerns that the country’s post-pandemic recovery
is losing momentum. An
overweight to U.S. large-cap
value equities had a negative
impact as value stocks lagged
growth stocks, particularly
in 2023. Conversely, an
overweight to floating rate
notes lifted relative returns
as the sector delivered solid
returns, outpacing other fixed
income segments.
Among diversifying fixed
income sectors, the inclusion
of U.S. dollar-hedged
international bonds lifted relative performance, as the sector outperformed
U.S. investment-grade issues for the period. The inclusion of high yield bonds and floating rate notes also worked in our favor. Conversely, out-of-benchmark exposure to real assets equities weighed on performance as real estate and commodities faced pressure from rising interest rates and slower growth, respectively. The inclusion of long-term U.S. Treasuries, which trailed the broader investment-grade market, detracted.
* Includes the cash underlying futures positions.
SECURITY DIVERSIFICATION
Spectrum Moderate Allocation Fund

T. ROWE PRICE Spectrum Allocation Funds

INVESTMENT OBJECTIVE FOR SPECTRUM MODERATE
GROWTH ALLOCATION FUND
The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income.
How did the fund perform in the past 12 months?
The Spectrum Moderate Growth Allocation Fund returned -0.62% for the 12 months ended May 31, 2023. The fund underperformed its combined index benchmark but performed mostly in line with the Lipper Mixed-Asset Target
Allocation Growth Funds Index. (The return for I Class shares reflects a different fee structure. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Security selection within the fund’s underlying investments hurt relative performance. Our international large-cap equity allocation detracted, underperforming its style-specific benchmark. Within the allocation, stock selection in the consumer
discretionary sector
hampered relative results, as
did regional stock selection
in developed Europe. The
U.S. large-cap value equity
and U.S. investment-grade
bond strategies also trailed
their respective benchmarks
for the period. However,
selection among U.S. small-
cap and emerging markets
equities modestly lifted
results. In our alternatives
component, the fund’s
allocation to a diversified
hedge fund of funds
contributed to relative
returns due to underlying
security selection.
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Spectrum Moderate
Growth Allocation Fund –
.
2.29% -0.62%
Spectrum Moderate
Growth Allocation Fund–
.
I  Class 2.36 -0.50
Morningstar Moderately
Aggressive Target Risk
Index 0.99 -1.26
Combined Index
Benchmark 2.75 0.64
Lipper Mixed-Asset Target
Allocation Growth Funds
Index 1.42 -0.53
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Spectrum Allocation Funds

Tactical decisions to overweight and underweight various asset classes detracted for the period. An overweight to emerging markets equities, which trailed developed markets equities, weighed on performance amid several challenges, including losses in China due to concerns that the country’s post-pandemic recovery
is losing momentum. An
overweight to U.S. large-cap
value equities had a negative
impact as value stocks lagged
growth stocks, particularly
in 2023. Conversely, an
overweight to floating rate
notes lifted relative returns
as the sector delivered solid
returns, outpacing other
fixed income segments.
Our overweight to cash
was beneficial.
Among diversifying fixed
income sectors, the inclusion of U.S. dollar-hedged international bonds lifted relative performance, as the sector outperformed U.S. investment-grade issues for the period. The inclusion of high yield bonds and floating rate notes also worked in our favor. Conversely, out-of-benchmark exposure to real assets equities weighed on performance as real estate and commodities faced pressure from rising interest rates and slower growth, respectively. The inclusion of long-term U.S. Treasuries, which trailed the broader investment-grade market, detracted.
How are the Spectrum Allocation Funds positioned?
We maintained a cautious stance with an underweight to equities and bonds in favor of cash. Equities remain vulnerable to a slowing economy and a weaker earnings backdrop, while many major central banks’ bias toward fighting inflation with higher interest rates remains a potential headwind to bonds.
Cash offers attractive yields and liquidity in an uncertain environment.
During the period, we initiated a position in a new underlying allocation. The
U.S. large-cap core equity allocation allows us to seek an additional area of diversification and the ability to pursue attractive opportunities.
* Includes the cash underlying futures positions.
SECURITY DIVERSIFICATION
Spectrum Moderate Growth Allocation Fund

T. ROWE PRICE Spectrum Allocation Funds

Stocks
On a regional basis, we are modestly overweight to international stocks—
with a tilt to emerging markets—relative to U.S. stocks given more attractive valuations. However, the economic impact from reopening in China has been disappointing thus far, and tighter global monetary policy remains a notable risk. U.S. stocks remain expensive on a relative basis. Despite a resilient U.S.
economy, the outlook remains clouded by uncertainty about the Federal
Reserve’s upcoming policy moves, manufacturing sector weakness, and narrow market breadth.
In the U.S., we reduced our overweight to value-oriented equities and are now neutral between U.S. growth and value. Despite still favorable relative valuations, cyclical value sectors could face headwinds amid lower economic growth. Growth stocks, albeit with extended valuations, could remain supported by declining interest rates and investors seeking secular growth trends, like artificial intelligence, amid a weakening economic backdrop. We are overweight to U.S. small-cap stocks relative to larger companies. We believe small-caps offer attractive upside potential having already priced in a dire economic scenario with historically attractive relative valuations, although a higher-quality bias and selective exposure to regional banks are warranted.
We are neutral toward inflation-sensitive real assets equities. We believe commodities offer an attractive hedge if inflation remains elevated; however, commodity prices may ultimately face pressure due to global economic concerns, while real estate investment trusts face pressure from higher interest rates and commercial real estate weakness.
Bonds
We continued to trim our position in floating rate loans throughout the period as short-term rates approach peak levels with the Fed on the cusp of a pause, investing proceeds into high yield bonds and higher-quality areas, including long-term U.S. Treasury bonds. In the high yield market, credit fundamentals and higher yields remain supportive. While default rates are rising from historically low levels, they are not expected to rise significantly above long-term averages.
We increased our overweight to long-term U.S. Treasury bonds, which we believe can help provide ballast amid equity market volatility. While yield volatility could persist in the near term, we believe that long-term interest rates have peaked in the cycle.

T. ROWE PRICE Spectrum Allocation Funds

What is portfolio management’s outlook for the Spectrum
Allocation Funds?
Global equity and bond markets remained volatile during the period, with many major indexes trending lower. Our outlook for the global economy remains mixed. Many signals of economic strength have surprised to the upside, despite evidence of tightening financial conditions that are expected to weigh on growth during the latter half of this year.
Global central banks may be approaching a peak in the tightening cycle as inflation slowly recedes, although a divergent approach underscores the uncertainty in the current environment. The Fed looks to be closer to pausing as it emphasizes a data-dependent approach, while the European Central
Bank and Bank of England face stickier inflation and remain on a tightening course. The Bank of Japan, meanwhile, is expected to push a shift in yield curve control policy out later into the year. While the pace of global interest rate increases has cooled, we expect volatility to remain elevated in the near term as the effects of limited liquidity and falling earnings expectations are reflected in markets. Other key risks to global markets include a worse-than-expected decline in growth, central bank missteps, persistent inflation, and geopolitical tensions. We continue to evaluate long‐term valuations and early indications of stabilization or improvement in macroeconomic conditions as we assess where there may be opportunities to add to equities and other risk assets.
The elevated levels of volatility and uncertainty in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of the forces on the horizon that can drive global financial markets, we believe that the broad diversification of the Spectrum Allocation Funds and
T. Rowe Price’s strengths in fundamental research will help us deliver solid returns in a variety of market environments over the long term.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Spectrum Allocation Funds

Risks of Investing
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of
non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.
Fixed income markets can be adversely affected by economic and other market developments. Fixed income securities are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-
maturity bonds typically decline more than shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.
The fund’s exposure to alternative investments may be more correlated to the broad markets than anticipated and thus may not realize the intended benefits of such investments. A hedge fund is considered an illiquid asset by the fund; is not subject to the same regulatory requirements as mutual funds;
and could underperform comparable hedge funds. Hedge funds often engage in leveraging, short selling, commodities investing, and other speculative investment practices that are not fully disclosed and may increase the risk of investment loss. Their underlying holdings are not as transparent to investors as those of traditional mutual funds, and the redemption rights of an investor—
such as the fund—are typically limited. These factors make alternative investments more difficult to value and monitor when compared with more traditional investments and increase the fund’s overall liquidity risks.
These are some of the principal risks of investing in the Spectrum Allocation
Funds. For a more thorough discussion of risks, please see the prospectus.

T. ROWE PRICE Spectrum Allocation Funds

BENCHMARK INFORMATION
Combined index benchmarks: Unmanaged blended index benchmarks composed of the following underlying indexes as of May 31, 2023:
Spectrum Conservative Allocation —40% stocks (28% Russell 3000 Index,
12% MSCI All Country World Index ex USA), 40% bonds (Bloomberg U.S.
Aggregate Bond Index), and 20% money market securities (FTSE 3-Month
Treasury Bill Index).
Spectrum Moderate Allocation —60% stocks (42% Russell 3000 Index, 18%
MSCI All Country World Index ex USA), 30% bonds (Bloomberg U.S.
Aggregate Bond Index), and 10% money market securities (FTSE 3-Month
Treasury Bill Index).
Spectrum Moderate Growth Allocation —80% stocks (56% Russell 3000
Index, 24% MSCI All Country World Index ex USA) and 20% bonds
(Bloomberg U.S. Aggregate Bond Index).
Note: Bloomberg
®
and Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: ©2023 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.  The MSCI data may not be further redistributed or used as a basis

T. ROWE PRICE Spectrum Allocation Funds

for other indices or any securities or financial products.  This report is not approved, reviewed, or produced by MSCI.  Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction.  None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE Russell
®
” is/are a
trademark(s) of the relevant LSE Group companies and is/are used by any other
LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE
Group is permitted without the relevant LSE Group company’s express written
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of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Spectrum Allocation Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM CONSERVATIVE ALLOCATION FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Conservative Allocation
Fund –
.
-0.43% 3.60% 4.85% – –
Spectrum Conservative Allocation
Fund–
.
I  Class -0.35 3.70 – 5.19% 3/23/16
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Spectrum Allocation Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM MODERATE ALLOCATION FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Moderate Allocation
Fund –
.
-0.56% 4.45% 6.27% – –
Spectrum Moderate Allocation
Fund–
.
I  Class -0.43 4.57 – 6.72% 3/23/16
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Spectrum Allocation Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM MODERATE GROWTH ALLOCATION FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Moderate Growth
Allocation Fund –
.
-0.62% 5.21% 7.56% – –
Spectrum Moderate Growth
Allocation Fund–
.
I  Class -0.50 5.35 – 8.14% 3/23/16
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Spectrum Allocation Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Spectrum Conservative Allocation Fund 0.84%
Spectrum Conservative Allocation Fund–I Class 0.75
Spectrum Moderate Allocation Fund 0.90
Spectrum Moderate Allocation Fund–I Class 0.78
Spectrum Moderate Growth Allocation Fund 0.90
Spectrum Moderate Growth Allocation Fund–I Class 0.77
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Spectrum Allocation Funds

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SPECTRUM CONSERVATIVE ALLOCATION FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,021.60 $1.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.09   1.87
I Class
Actual   1,000.00   1,021.70   1.31
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.64   1.31
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.37%, and
the
2
I Class was 0.26%.
FUND EXPENSE EXAMPLE  (CONTINUED)

T. ROWE PRICE Spectrum Allocation Funds

SPECTRUM MODERATE ALLOCATION FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,022.70 $2.57
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.39   2.57
I Class
Actual   1,000.00   1,023.40   1.97
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.99   1.97
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.51%, and
the
2
I Class was 0.39%.
SPECTRUM MODERATE GROWTH ALLOCATION FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,022.90 $3.03
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.94   3.02
I Class
Actual   1,000.00   1,023.60   2.37
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.59   2.37
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.60%, and
the
2
I Class was 0.47%.
FUND EXPENSE EXAMPLE  (CONTINUED)

T. ROWE PRICE Spectrum Allocation Funds

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Conservative
Allocation Fund –
.
-5.84% 3.61% 4.98% – –
Spectrum Conservative
Allocation Fund–
.
I  Class -5.73  3.71  – 5.28% 3/23/16
Spectrum Moderate
Allocation Fund –
.
-7.63  4.52  6.46  – –
Spectrum Moderate
Allocation Fund–
.
I  Class -7.52  4.64  – 6.82  3/23/16
Spectrum Moderate Growth
Allocation Fund –
.
-9.13  5.32  7.82  – –
Spectrum Moderate Growth
Allocation Fund–
.
I  Class -9.00  5.47  – 8.25  3/23/16
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307-2916650 C11-050 7/23

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRSGX Spectrum Moderate
Growth Allocation Fund –
.
TGIPX Spectrum Moderate
Growth Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 36 .50 $ 44 .67 $ 33 .61 $ 32 .63 $ 34 .64
Investment activities
Net investment income
(1)(2)
0 .48 0 .36 0 .32 0 .40 0 .52
Net realized and unrealized gain/
loss ( 0 .86 ) ( 4 .55 ) 11 .80 1 .45 ( 0 .41 )
Total from investment activities ( 0 .38 ) ( 4 .19 ) 12 .12 1 .85 0 .11
Distributions
Net investment income ( 0 .44 ) ( 0 .30 ) ( 0 .34 ) ( 0 .48 ) ( 0 .48 )
Net realized gain ( 1 .98 ) ( 3 .68 ) ( 0 .72 ) ( 0 .39 ) ( 1 .64 )
Total distributions ( 2 .42 ) ( 3 .98 ) ( 1 .06 ) ( 0 .87 ) ( 2 .12 )
NET ASSET VALUE
End of period $ 33 .70 $ 36 .50 $ 44 .67 $ 33 .61 $ 32 .63

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
( 0 .62 ) % ( 10 .59 ) % 36 .53%
(4)
5 .54% 0 .67%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .76% 0 .74% 0 .73% 0 .74% 0 .75%
Net expenses after waivers/
payments by Price Associates 0 .62% 0 .61% 0 .62% 0 .63% 0 .65%
Net investment income 1 .42% 0 .84% 0 .81% 1 .17% 1 .54%
Portfolio turnover rate 62 .2% 73 .5% 55 .0% 74 .0% 56 .3%
Net assets, end of period (in
millions) $1,358 $1,677 $3,245 $2,463 $2,048
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.44%.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 36 .61 $ 44 .82 $ 33 .70 $ 32 .69 $ 34 .68
Investment activities
Net investment income
(1)(2)
0 .54 0 .49 0 .37 0 .44 0 .58
Net realized and unrealized gain/
loss ( 0 .88 ) ( 4 .63 ) 11 .84 1 .46 ( 0 .43 )
Total from investment activities ( 0 .34 ) ( 4 .14 ) 12 .21 1 .90 0 .15
Distributions
Net investment income ( 0 .54 ) ( 0 .39 ) ( 0 .37 ) ( 0 .50 ) ( 0 .50 )
Net realized gain ( 1 .98 ) ( 3 .68 ) ( 0 .72 ) ( 0 .39 ) ( 1 .64 )
Total distributions ( 2 .52 ) ( 4 .07 ) ( 1 .09 ) ( 0 .89 ) ( 2 .14 )
NET ASSET VALUE
End of period $ 33 .75 $ 36 .61 $ 44 .82 $ 33 .70 $ 32 .69

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(3)
( 0 .50 ) % ( 10 .46 ) % 36 .71%
(4)
5 .69% 0 .79%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .62% 0 .61% 0 .61% 0 .62% 0 .63%
Net expenses after waivers/
payments by Price Associates 0 .47% 0 .48% 0 .50% 0 .51% 0 .52%
Net investment income 1 .59% 1 .17% 0 .94% 1 .29% 1 .72%
Portfolio turnover rate 62 .2% 73 .5% 55 .0% 74 .0% 56 .3%
Net assets, end of period (in
thousands) $1,655,328 $1,700,728 $564,680 $407,025 $307,114
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 36.62%.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.4%
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.386%, 1/21/35  (1) 310,000 305
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 208
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  122,000 111
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 216
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28  (1) 135,000 121
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53  (1) 205,000 205
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.306%, 4/15/35  (1) 410,000 399
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 127
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 178
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 6.41%, 7/15/36  (1) 280,000 273
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 6.40%, 7/15/36  (1) 260,000 254
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 126,425 112
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51  (1) 210,163 181
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 6.36%, 7/17/34  (1) 265,000 257
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  105,000 97

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 363
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  425,000 411
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  275,000 271
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 45
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  500,000 492
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 109
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 465,000 463
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25  (1) 120,000 118
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 238,750 225
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51  (1) 132,638 106
Hpefs Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29  (1) 325,000 326
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29  (1) 160,000 151
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29  (1) 175,000 163
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 6.413%, 1/23/35  (1) 250,000 243
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29  (1) 50,000 50
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.276%, 10/15/32  (1) 250,000 245

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 407,848 403
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 6.395%, 10/19/31  (1) 250,000 247
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 6.255%, 1/20/32  (1) 570,000 561
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 6.39%, 7/17/35  (1) 250,000 245
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 6.90%, 7/20/29  (1) 250,000 243
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 6.453%, 1/24/33  (1) 250,000 246
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 87,911 88
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 6.27%, 7/17/29  (1) 122,574 122
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 6.368%, 4/20/35  (1) 250,000 244
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 96,344 93
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  230,000 215
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  155,000 143
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  140,000 137
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  440,000 432
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27  (1) 305,000 289
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51  (1) 280,630 231

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53  (1) 240,000 217
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 6.921%, 4/22/35  (1) 250,000 243
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  130,000 128
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 6.31%, 10/20/29  (1) 161,274 160
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 209
Total Asset-Backed Securities (Cost $12,169) 11,721
BOND MUTUAL FUNDS 7.6%
T. Rowe Price Inflation Protected Bond Fund - I Class, 5.50%  (2)(3) 554 6
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.60%  (2)(3) 5,974,593 37,222
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.88%  (2)(3) 1,913,458 17,585
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.30%  (2)(3) 5,160,327 38,290
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.57%  (2)(3) 7,869,522 63,900
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 5.34%  (2)(3) 18,496 87
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
3.94%  (2)(3) 8,772,550 71,408
Total Bond Mutual Funds (Cost $283,733) 228,498
COMMON STOCKS 69.1%
COMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 0.4%
KT (KRW)  82,241 1,955
Nippon Telegraph & Telephone (JPY)  280,300 7,964
Verizon Communications  77,560 2,763
12,682
Entertainment 0.3%
Netflix (4) 13,668 5,402
Sea, ADR  (4) 24,147 1,386

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walt Disney  (4) 38,163 3,357
10,145
Interactive Media & Services 2.9%
Alphabet, Class A  (4) 42,227 5,188
Alphabet, Class C  (4) 483,436 59,641
Meta Platforms, Class A  (4) 59,095 15,644
NAVER (KRW)  8,558 1,285
Tencent Holdings (HKD)  59,100 2,339
Vimeo  (4) 113,467 416
Z Holdings (JPY)  521,700 1,297
85,810
Media 0.2%
CyberAgent (JPY)  223,700 1,583
WPP (GBP)  361,890 3,847
5,430
Wireless Telecommunication Services 0.6%
T-Mobile U.S.  (4) 104,534 14,347
Vodafone Group, ADR  234,539 2,224
16,571
Total Communication Services 130,638
CONSUMER DISCRETIONARY 7.1%
Automobile Components 0.4%
Autoliv, SDR (SEK)  30,928 2,479
Denso (JPY)  54,000 3,325
Dowlais Group (GBP)  (4) 526,134 856
Magna International  62,456 3,020
Stanley Electric (JPY)  72,000 1,449
11,129
Automobiles 0.7%
General Motors  55,657 1,804
Honda Motor (JPY)  44,200 1,258
Rivian Automotive, Class A  (4) 56,369 830
Suzuki Motor (JPY)  62,100 2,045
Tesla  (4) 51,330 10,468
Toyota Motor (JPY)  370,400 5,045
21,450
Broadline Retail 2.2%
Alibaba Group Holding, ADR  (4) 8,589 683
Amazon.com  (4) 497,569 59,997
Kohl's  8,500 156
Next (GBP)  32,896 2,603

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ollie's Bargain Outlet Holdings  (4) 35,913 1,979
65,418
Diversified Consumer Services 0.2%
Bright Horizons Family Solutions  (4) 15,550 1,331
Clear Secure, Class A  50,961 1,259
Duolingo  (4) 8,649 1,294
Rover Group, Acquisition Date: 8/2/21, Cost $—  (4)(5) 13,478 —
Service Corp International  28,447 1,810
Strategic Education  10,978 866
6,560
Hotels, Restaurants & Leisure 1.4%
Amadeus IT Group, Class A (EUR)  (4) 38,922 2,793
BJ's Restaurants  (4) 25,558 761
Booking Holdings  (4) 4,873 12,225
Chipotle Mexican Grill  (4) 2,493 5,177
Chuy's Holdings  (4) 27,715 1,021
Compass Group (GBP)  190,666 5,225
DoorDash, Class A  (4) 17,237 1,126
Dutch Bros, Class A  (4) 5,340 152
Fiesta Restaurant Group  (4) 52,039 374
Marriott Vacations Worldwide  3,584 442
McDonald's  34,380 9,802
Meituan, Class B (HKD)  (4) 5,290 74
Papa John's International  25,334 1,776
Red Robin Gourmet Burgers  (4) 6,107 77
Red Rock Resorts, Class A  11,830 539
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $771  (4)(5)(6)(7) 90,236 489
Wyndham Hotels & Resorts  10,518 718
42,771
Household Durables 0.4%
Panasonic Holdings (JPY)  272,900 2,850
Persimmon (GBP)  108,503 1,624
Skyline Champion  (4) 16,189 941
Sony Group (JPY)  55,200 5,177
10,592
Specialty Retail 1.3%
Bath & Body Works  19,800 698
Best Buy  18,828 1,368
Burlington Stores  (4) 12,044 1,812
Farfetch, Class A  (4) 63,965 315
Five Below  (4) 4,018 693
Floor & Decor Holdings, Class A  (4) 3,100 283
Home Depot  5,540 1,570

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kingfisher (GBP)  1,284,328 3,694
Monro  24,879 1,029
O'Reilly Automotive  (4) 7,703 6,958
RH  (4) 1,601 392
Ross Stores  82,045 8,502
TJX  49,141 3,774
Ulta Beauty  (4) 16,325 6,691
Warby Parker, Class A  (4) 55,446 611
Zalando (EUR)  (4) 50,274 1,462
39,852
Textiles, Apparel & Luxury Goods 0.5%
Dr. Martens (GBP)  324,801 635
Kering (EUR)  5,165 2,761
Lululemon Athletica  (4) 7,230 2,400
Moncler (EUR)  51,263 3,489
NIKE, Class B  28,441 2,994
Samsonite International (HKD)  (4) 532,800 1,352
Skechers USA, Class A  (4) 23,882 1,227
14,858
Total Consumer Discretionary 212,630
CONSUMER STAPLES 5.2%
Beverages 0.8%
Boston Beer, Class A  (4) 4,798 1,619
Coca-Cola  112,806 6,730
Coca-Cola Consolidated  1,089 721
Diageo (GBP)  109,030 4,533
Heineken (EUR)  35,979 3,640
Keurig Dr Pepper  72,253 2,249
Kirin Holdings (JPY)  103,800 1,549
PepsiCo  21,587 3,936
24,977
Consumer Staples Distribution & Retail 1.0%
Dollar General  68,436 13,762
Fresh Market, EC  (4)(7) 8,050 —
Seven & i Holdings (JPY)  108,000 4,521
Target  30,867 4,041
Walmart  46,190 6,784
Welcia Holdings (JPY)  44,600 942
30,050
Food Products 1.9%
Barry Callebaut (CHF)  1,165 2,358
General Mills  104,615 8,804
Hershey  26,633 6,917

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kraft Heinz  83,809 3,203
Mondelez International, Class A  208,766 15,326
Nestle (CHF)  128,961 15,287
Nomad Foods  (4) 26,771 456
Post Holdings  (4) 12,854 1,092
Simply Good Foods  (4) 12,300 445
TreeHouse Foods  (4) 11,568 548
Utz Brands  47,932 788
Wilmar International (SGD)  1,175,400 3,399
58,623
Household Products 0.6%
Colgate-Palmolive  47,154 3,507
Procter & Gamble  95,684 13,635
17,142
Personal Care Products 0.6%
BellRing Brands  (4) 52,475 1,922
Kenvue  (4) 116,136 2,914
L'Oreal (EUR)  11,065 4,737
Unilever (GBP)  166,178 8,315
17,888
Tobacco 0.3%
Philip Morris International  108,108 9,731
9,731
Total Consumer Staples 158,411
ENERGY 1.9%
Energy Equipment & Services 0.1%
Cactus, Class A  12,001 379
Liberty Energy, Class A  61,243 719
NexTier Oilfield Solutions  (4) 101,967 769
NOV  14,300 201
2,068
Oil, Gas & Consumable Fuels 1.8%
Chevron  51,283 7,724
Devon Energy  19,620 904
Diamondback Energy  12,305 1,565
EQT  143,489 4,989
Equinor (NOK)  217,930 5,532
Exxon Mobil  108,803 11,118
Kimbell Royalty Partners  10,804 159
Kinder Morgan  255,884 4,122
Magnolia Oil & Gas, Class A  84,408 1,632
Range Resources  126,600 3,465
Shell, ADR  66,003 3,696

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southwestern Energy  (4) 277,143 1,322
TotalEnergies (EUR)  126,232 7,123
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $21  (4)(5)(7) 7 126
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $280  (4)(5)(7) 77 1,386
54,863
Total Energy 56,931
FINANCIALS 11.4%
Banks 3.8%
ANZ Group Holdings (AUD)  135,305 2,013
Bank of America  539,645 14,997
BankUnited  23,934 453
Blue Foundry Bancorp  (4) 16,017 149
BNP Paribas (EUR)  52,709 3,064
Cadence Bank  33,436 600
Capitol Federal Financial  44,746 268
Columbia Banking System  38,700 775
CRB Group, Acquisition Date: 4/14/22, Cost $64  (4)(5)(7) 605 47
CrossFirst Bankshares  (4) 29,098 280
DBS Group Holdings (SGD)  97,256 2,178
Dime Community Bancshares  22,814 370
DNB Bank (NOK)  285,138 4,777
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $56  (4)(5)(7) 5,570 111
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27  (4)(5)(7) 2,736 55
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $—  (4)(5)(7) 831 9
East West Bancorp  35,343 1,691
Eastern Bankshares  34,500 374
Equity Bancshares, Class A  15,184 339
Erste Group Bank (EUR)  39,948 1,298
FB Financial  23,832 635
First Bancshares  20,820 542
Five Star Bancorp  15,178 290
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93  (4)(5)(7) 9,254 22
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $—  (4)(5)(7) 1,736 —
Heritage Commerce  60,533 441
Home BancShares  34,098 732
ING Groep (EUR)  470,892 5,802
Intesa Sanpaolo (EUR)  546,377 1,269
JPMorgan Chase  150,246 20,390

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kearny Financial  32,148 220
Live Oak Bancshares  25,948 561
Lloyds Banking Group (GBP)  4,633,707 2,553
Mitsubishi UFJ Financial Group (JPY)  542,100 3,605
National Bank of Canada (CAD)  66,977 4,802
Origin Bancorp  24,591 700
Pacific Premier Bancorp  22,807 429
Pinnacle Financial Partners  14,718 716
PNC Financial Services Group  91,150 10,558
Popular  8,453 483
SouthState  15,287 956
Standard Chartered (GBP)  221,806 1,748
Sumitomo Mitsui Trust Holdings (JPY)  49,658 1,750
Svenska Handelsbanken, Class A (SEK)  343,406 2,719
Texas Capital Bancshares  (4) 10,971 519
U.S. Bancorp  232,483 6,951
United Overseas Bank (SGD)  194,500 4,018
Veritex Holdings  22,972 397
Wells Fargo  189,954 7,562
Western Alliance Bancorp  12,521 424
115,642
Capital Markets 0.9%
Bridgepoint Group (GBP)  473,444 1,272
Brookfield (CAD)  61,500 1,847
Cboe Global Markets  13,751 1,821
Charles Schwab  45,947 2,421
Goldman Sachs Group  17,804 5,767
Julius Baer Group (CHF)  46,762 2,872
Macquarie Group (AUD)  20,990 2,328
Morgan Stanley  29,878 2,443
MSCI  1,647 775
P10, Class A  47,090 501
S&P Global  8,053 2,959
StepStone Group, Class A  28,410 611
TMX Group (CAD)  6,489 706
XP, Class A  (4) 54,265 958
27,281
Consumer Finance 0.2%
American Express  30,560 4,846
Encore Capital Group  (4) 11,847 510
PRA Group  (4) 24,489 458
5,814
Financial Services 2.9%
Adyen (EUR)  (4) 1,813 2,969

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Affirm Holdings  (4) 20,360 303
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,024  (4)(5)(7) 268,681 545
Berkshire Hathaway, Class B  (4) 45,217 14,518
Block, Class A  (4) 14,342 866
Challenger (AUD)  216,063 871
Conyers Park III Acquisition  (4) 26,344 271
Corebridge Financial  64,971 1,080
Element Fleet Management (CAD)  300,681 4,561
Essent Group  10,824 478
Fidelity National Information Services  36,088 1,969
Fiserv  (4) 85,709 9,616
FleetCor Technologies  (4) 7,815 1,770
Housing Development Finance (INR)  78,168 2,495
Mastercard, Class A  34,228 12,494
Mitsubishi HC Capital (JPY)  257,100 1,395
Payoneer Global  (4) 120,782 501
PennyMac Financial Services  28,419 1,735
Toast, Class A  (4) 37,081 778
Visa, Class A  123,431 27,282
86,497
Insurance 3.6%
AIA Group (HKD)  193,000 1,855
Allstate  63,985 6,939
Assurant  11,737 1,408
AXA (EUR)  256,306 7,267
Axis Capital Holdings  29,116 1,511
Chubb  75,108 13,955
Definity Financial (CAD)  29,029 776
First American Financial  11,200 615
Hanover Insurance Group  9,170 1,022
Hartford Financial Services Group  106,923 7,327
Kemper  13,321 577
Manulife Financial (CAD)  97,268 1,802
Marsh & McLennan  20,251 3,507
MetLife  110,620 5,481
Munich Re (EUR)  21,444 7,670
PICC Property & Casualty, Class H (HKD)  2,266,000 2,703
Ping An Insurance Group, Class H (HKD)  179,000 1,136
Progressive  105,154 13,450
Sampo, Class A (EUR)  91,246 4,199
Selective Insurance Group  25,322 2,450
Storebrand (NOK)  348,863 2,523
Sun Life Financial (CAD)  87,087 4,218
Tokio Marine Holdings (JPY)  198,300 4,439

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Travelers  37,287 6,311
Zurich Insurance Group (CHF)  10,622 4,973
108,114
Total Financials 343,348
HEALTH CARE 11.3%
Biotechnology 1.4%
AbbVie  22,080 3,046
Abcam, ADR  (4) 70,244 1,134
Agios Pharmaceuticals  (4) 10,146 256
Amgen  17,312 3,820
Apellis Pharmaceuticals  (4) 24,095 2,069
Argenx, ADR  (4) 3,657 1,421
Ascendis Pharma, ADR  (4) 11,962 1,040
Avid Bioservices  (4) 40,389 624
Biogen  (4) 13,423 3,979
Blueprint Medicines  (4) 16,597 938
Cerevel Therapeutics Holdings  (4) 12,958 422
Crinetics Pharmaceuticals  (4) 10,100 220
CRISPR Therapeutics  (4) 6,845 438
Cytokinetics  (4) 11,900 448
Generation Bio  (4) 24,651 86
Genmab (DKK)  (4) 3,781 1,488
HilleVax  (4) 8,797 150
Icosavax  (4) 20,956 210
Insmed  (4) 50,632 964
Ionis Pharmaceuticals  (4) 17,400 712
Karuna Therapeutics  (4) 5,437 1,232
Kura Oncology  (4) 15,906 212
Kymera Therapeutics  (4) 5,864 173
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $7  (4)(5) 5,317 4
Monte Rosa Therapeutics  (4) 9,320 69
MoonLake Immunotherapeutics  (4) 6,500 177
Morphic Holding  (4) 7,297 420
MorphoSys, ADR  (4) 51,626 331
Nkarta  (4) 22,996 106
Prometheus Biosciences  (4) 1,749 348
Prothena  (4) 7,731 514
RAPT Therapeutics  (4) 11,166 224
Regeneron Pharmaceuticals  (4) 9,661 7,106
Relay Therapeutics  (4) 10,788 120
Repare Therapeutics  (4) 9,774 104
Replimune Group  (4) 5,569 106
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (4)(5) 2,126 5
Scholar Rock Holding  (4) 28,461 166

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tenaya Therapeutics  (4) 6,070 44
Vaxcyte  (4) 11,740 581
Vertex Pharmaceuticals  (4) 17,118 5,539
Verve Therapeutics  (4) 11,420 177
Xencor  (4) 17,911 485
Zentalis Pharmaceuticals  (4) 9,856 257
41,965
Health Care Equipment & Supplies 1.6%
Alcon (CHF)  28,144 2,190
Align Technology  (4) 2,131 602
Becton Dickinson & Company  20,923 5,058
Elekta, Class B (SEK)  253,734 1,863
Embecta  31,780 879
EssilorLuxottica (EUR)  17,130 3,102
GE HealthCare Technologies  57,480 4,570
ICU Medical  (4) 7,293 1,276
Intuitive Surgical  (4) 25,675 7,904
Koninklijke Philips (EUR)  142,210 2,687
Masimo  (4) 5,700 923
Medtronic  25,200 2,086
Outset Medical  (4) 35,503 740
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264  (4)(5)(7) 70,144 34
Penumbra  (4) 1,910 587
PROCEPT BioRobotics  (4) 30,896 1,033
QuidelOrtho  (4) 11,695 996
Siemens Healthineers (EUR)  77,833 4,420
STERIS  18,038 3,607
Stryker  12,736 3,510
Teleflex  3,242 761
48,828
Health Care Providers & Services 3.4%
Alignment Healthcare  (4) 69,521 408
AmerisourceBergen  100,529 17,105
dentalcorp Holdings (CAD)  (4)(8) 30,246 150
Elevance Health  59,585 26,683
Fresenius (EUR)  95,504 2,619
Guardant Health  (4) 15,906 466
HCA Healthcare  17,316 4,575
Humana  14,880 7,468
ModivCare  (4) 12,695 570
Molina Healthcare  (4) 22,620 6,196
NeoGenomics  (4) 55,398 952
Option Care Health  (4) 32,116 885
Pennant Group  (4) 19,243 231
Privia Health Group  (4) 51,109 1,275

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Quest Diagnostics  11,708 1,553
U.S. Physical Therapy  8,913 910
UnitedHealth Group  59,746 29,111
101,157
Health Care Technology 0.1%
Certara (4) 19,921 414
Doximity, Class A  (4) 13,654 419
Veeva Systems, Class A  (4) 6,377 1,056
1,889
Life Sciences Tools & Services 1.3%
10X Genomics, Class A  (4) 9,700 509
Adaptive Biotechnologies  (4) 11,585 81
Agilent Technologies  29,868 3,455
Bruker  22,036 1,523
Danaher  63,253 14,524
Evotec (EUR)  (4) 56,052 1,216
Olink Holding, ADR  (4) 22,052 429
Pacific Biosciences of California  (4) 63,765 789
Thermo Fisher Scientific  32,669 16,611
39,137
Pharmaceuticals 3.5%
Astellas Pharma (JPY)  350,600 5,547
AstraZeneca, ADR  201,655 14,737
Bayer (EUR)  75,679 4,224
Catalent  (4) 17,302 644
Eli Lilly  36,409 15,636
GSK, ADR  70,187 2,358
Johnson & Johnson  80,107 12,422
Merck  115,999 12,808
Novartis (CHF)  81,536 7,815
Novo Nordisk, Class B (DKK)  33,761 5,433
Otsuka Holdings (JPY)  64,600 2,397
Roche Holding (CHF)  29,118 9,274
Sanofi (EUR)  87,351 8,912
Structure Therapeutics, ADR  (4) 3,364 108
Ventyx Biosciences  (4) 3,400 117
Zoetis  17,312 2,822
105,254
Total Health Care 338,230
INDUSTRIALS & BUSINESS SERVICES 7.3%
Aerospace & Defense 0.7%
Cadre Holdings  12,633 264
General Dynamics  25,948 5,298

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
L3Harris Technologies  33,864 5,957
Melrose Industries (GBP)  558,200 3,285
Northrop Grumman  3,856 1,679
Parsons  (4) 26,112 1,167
Safran (EUR)  23,632 3,432
TransDigm Group  1,447 1,120
22,202
Building Products 0.3%
AZZ  27,409 957
Carrier Global  176,182 7,206
CSW Industrials  6,544 927
9,090
Commercial Services & Supplies 0.1%
Cintas  1,895 895
Rentokil Initial (GBP)  152,421 1,212
Stericycle  (4) 15,425 650
Tetra Tech  4,235 582
3,339
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings  (4) 8,259 356
Worley (AUD)  280,676 2,970
3,326
Electrical Equipment 1.4%
ABB (CHF)  147,716 5,396
AMETEK  63,115 9,156
Eaton  39,023 6,864
Hubbell  26,987 7,623
Legrand (EUR)  41,631 3,946
Mitsubishi Electric (JPY)  340,400 4,431
Prysmian (EUR)  112,507 4,184
Thermon Group Holdings  (4) 11,597 266
41,866
Ground Transportation 1.0%
Central Japan Railway (JPY)  15,000 1,824
Convoy, Warrants, 03/15/33, Acquisition Date: 3/24/23,
Cost $—  (4)(5)(7) 2,317 —
CSX  421,523 12,928
Landstar System  4,368 766
Norfolk Southern  11,507 2,396
Old Dominion Freight Line  14,700 4,563
Saia  (4) 4,962 1,410
Union Pacific  25,804 4,968
28,855

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 1.2%
DCC (GBP)  38,852 2,227
General Electric  106,572 10,820
Honeywell International  20,589 3,945
Roper Technologies  7,505 3,409
Siemens (EUR)  92,720 15,258
35,659
Machinery 1.1%
Cummins  23,847 4,875
Deere  1,300 450
Dover  29,599 3,946
Enerpac Tool Group  42,490 1,080
EnPro Industries  5,400 546
Esab  9,632 566
ESCO Technologies  11,616 1,045
Federal Signal  27,282 1,446
Graco  14,567 1,114
Helios Technologies  16,619 822
Ingersoll Rand  45,782 2,594
John Bean Technologies  8,399 895
KION Group (EUR)  46,251 1,623
Marel (ISK)  51,164 163
Mueller Water Products, Class A  65,115 892
RBC Bearings  (4) 4,536 900
SMC (JPY)  2,400 1,287
SPX Technologies  (4) 21,381 1,633
THK (JPY)  55,500 1,168
Toro  6,557 642
Westinghouse Air Brake Technologies  44,310 4,104
31,791
Passenger Airlines 0.0%
Allegiant Travel  (4) 8,274 807
807
Professional Services 0.9%
Booz Allen Hamilton Holding  56,091 5,642
Broadridge Financial Solutions  29,068 4,265
Ceridian HCM Holding  (4) 2,620 162
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93  (4)(5)(7) 11,790 64
Clarivate  (4) 76,524 597
Huron Consulting Group  (4) 5,256 427
Legalzoom.com  (4) 24,669 276
Paycom Software  1,622 454
Paycor HCM  (4) 31,785 699
Recruit Holdings (JPY)  90,300 2,762

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SS&C Technologies Holdings  18,162 998
TechnoPro Holdings (JPY)  103,400 2,240
Teleperformance (EUR)  12,321 1,844
TransUnion  6,173 444
Verisk Analytics  21,458 4,702
25,576
Trading Companies & Distributors 0.5%
Air Lease  21,284 809
Ashtead Group (GBP)  56,632 3,459
Beacon Roofing Supply  (4) 15,519 992
Bunzl (GBP)  59,073 2,313
Mitsubishi (JPY)  76,300 3,051
Rush Enterprises, Class A  13,741 718
SiteOne Landscape Supply  (4) 10,692 1,474
Sumitomo (JPY)  165,800 3,129
Xometry, Class A  (4) 14,975 274
16,219
Total Industrials & Business Services 218,730
INFORMATION TECHNOLOGY 15.6%
Communications Equipment 0.1%
Infinera (4) 34,073 167
LM Ericsson, Class B (SEK)  588,713 3,044
3,211
Electronic Equipment, Instruments & Components 1.0%
Amphenol, Class A  64,582 4,873
CTS  32,503 1,485
Hamamatsu Photonics (JPY)  50,800 2,582
Largan Precision (TWD)  12,000 882
Littelfuse  4,857 1,244
Mirion Technologies  (4) 118,887 940
Murata Manufacturing (JPY)  52,500 3,069
Napco Security Technologies  15,683 583
Novanta  (4) 5,762 954
Omron (JPY)  28,000 1,687
PAR Technology  (4) 40,420 1,397
TE Connectivity  67,727 8,295
Teledyne Technologies  (4) 4,490 1,745
Vontier  31,388 930
30,666
IT Services 0.6%
Accenture, Class A  24,087 7,369
MongoDB  (4) 9,114 2,678
NTT Data (JPY)  289,300 4,136

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $23  (4)(5)
(7) 472 34
Shopify, Class A  (4) 48,443 2,770
Snowflake, Class A  (4) 5,876 972
Themis Solutions, Acquisition Date: 4/14/21, Cost $61  (4)(5)(7) 2,720 48
18,007
Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices  (4) 51,691 6,110
Analog Devices  22,773 4,047
Applied Materials  85,270 11,367
ASML Holding (EUR)  13,628 9,858
ASML Holding  9,867 7,133
Broadcom  27,353 22,100
Credo Technology Group Holding  (4) 35,697 479
Entegris  18,602 1,958
KLA  11,631 5,152
Lam Research  12,941 7,981
Lattice Semiconductor  (4) 23,042 1,874
Marvell Technology  36,423 2,130
Micron Technology  189,529 12,926
Monolithic Power Systems  6,033 2,956
NVIDIA  90,220 34,134
NXP Semiconductors  39,739 7,117
Onto Innovation  (4) 12,882 1,383
QUALCOMM  18,800 2,132
Renesas Electronics (JPY)  (4) 137,000 2,217
Skyworks Solutions  52,036 5,386
Taiwan Semiconductor Manufacturing (TWD)  556,759 10,076
Taiwan Semiconductor Manufacturing, ADR  17,709 1,746
Texas Instruments  73,671 12,810
Tokyo Electron (JPY)  25,200 3,427
176,499
Software 5.4%
Agilysys (4) 11,600 862
Amplitude, Class A  (4) 57,945 564
Atlassian, Class A  (4) 11,823 2,138
Autodesk  (4) 18,063 3,602
BILL Holdings  (4) 14,504 1,502
BlackLine  (4) 13,586 707
Cadence Design Systems  (4) 8,893 2,054
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818  (4)(5)(7) 480 239
Confluent, Class A  (4) 24,704 784
Crowdstrike Holdings, Class A  (4) 5,318 852
Datadog, Class A  (4) 9,729 923
Descartes Systems Group  (4) 21,165 1,637

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DoubleVerify Holdings  (4) 54,919 1,915
Envestnet  (4) 8,995 471
Five9  (4) 19,626 1,297
Fortinet  (4) 8,094 553
Gusto, Acquisition Date: 10/4/21, Cost $265  (4)(5)(7) 9,216 174
Intuit  15,800 6,622
Manhattan Associates  (4) 5,866 1,064
Microsoft  334,328 109,790
nCino  (4) 5,140 141
SAP (EUR)  43,713 5,732
ServiceNow  (4) 22,056 12,016
Socure, Acquisition Date: 12/22/21, Cost $46  (4)(5)(7) 2,872 22
Synopsys  (4) 14,415 6,558
Workiva  (4) 14,093 1,365
163,584
Technology Hardware, Storage & Peripherals 2.6%
Apple  411,780 72,988
Samsung Electronics (KRW)  114,976 6,169
79,157
Total Information Technology 471,124
MATERIALS 1.9%
Chemicals 1.2%
Air Liquide (EUR)  25,310 4,241
Akzo Nobel (EUR)  37,061 2,794
Asahi Kasei (JPY)  272,100 1,845
BASF (EUR)  48,293 2,297
Covestro (EUR)  (4) 54,358 2,099
Eastman Chemical  4,054 313
Element Solutions  111,981 2,008
HB Fuller  6,726 423
Johnson Matthey (GBP)  99,095 2,135
Linde  19,802 7,003
Nutrien  78,157 4,119
Quaker Chemical  6,689 1,270
Sherwin-Williams  9,737 2,218
Tosoh (JPY)  27,000 310
Umicore (EUR)  78,897 2,193
35,268
Containers & Packaging 0.0%
Amcor, CDI (AUD)  97,971 950
950
Metals & Mining 0.6%
Antofagasta (GBP)  159,076 2,647

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BHP Group (AUD)  46,116 1,262
BHP Group (GBP)  119,934 3,288
Compass Minerals International  6,400 203
Constellium  (4) 82,949 1,236
ERO Copper (CAD)  (4) 22,165 367
Franco-Nevada (CAD)  1,385 201
Freeport-McMoRan  13,200 453
Haynes International  16,171 702
IGO (AUD)  654,413 6,078
Rio Tinto (AUD)  14,442 1,007
South32 (AUD)  809,357 2,069
19,513
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  215,420 2,733
West Fraser Timber (CAD)  5,358 361
3,094
Total Materials 58,825
REAL ESTATE 1.0%
Health Care Real Estate Investment Trusts 0.0%
Community Healthcare Trust, REIT  11,418 375
375
Industrial Real Estate Investment Trusts 0.2%
EastGroup Properties, REIT  13,447 2,213
Prologis, REIT  22,366 2,786
Rexford Industrial Realty, REIT  24,926 1,357
Terreno Realty, REIT  10,056 617
6,973
Office Real Estate Investment Trusts 0.0%
Great Portland Estates (GBP)  232,975 1,404
1,404
Real Estate Management & Development 0.2%
Altus Group (CAD)  5,575 181
DigitalBridge Group  25,923 323
FirstService  17,718 2,572
Mitsui Fudosan (JPY)  193,800 3,695
Tricon Residential  84,435 680
7,451
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  17,415 1,100
Flagship Communities REIT  (8) 15,411 247
Independence Realty Trust, REIT  51,748 894
2,241

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts 0.1%
Scentre Group (AUD)  1,450,757 2,557
2,557
Specialized Real Estate Investment Trusts 0.4%
CubeSmart, REIT  32,007 1,422
Life Storage, REIT  11,361 1,447
Public Storage, REIT  20,050 5,680
Weyerhaeuser, REIT  75,455 2,163
10,712
Total Real Estate 31,713
UTILITIES 1.9%
Electric Utilities 1.2%
American Electric Power  27,832 2,313
Constellation Energy  55,285 4,645
Entergy  10,900 1,070
Evergy  86,350 4,995
FirstEnergy  29,436 1,101
IDACORP  13,116 1,365
MGE Energy  6,711 482
NextEra Energy  38,919 2,859
Southern  239,641 16,715
35,545
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  258,000 997
Chesapeake Utilities  11,275 1,440
ONE Gas  6,763 547
Southwest Gas Holdings  22,017 1,289
4,273
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  105,300 1,551
NextEra Energy Partners  15,107 905
2,456
Multi-Utilities 0.5%
Ameren  50,610 4,103
DTE Energy  16,021 1,724
Engie (EUR)  377,384 5,675
National Grid (GBP)  262,426 3,615
15,117

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities 0.0%
California Water Service Group  11,984 682
682
Total Utilities 58,073
Total Miscellaneous Common Stocks  0.1%  (9) 3,871
Total Common Stocks (Cost $1,403,836) 2,082,524
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23, Cost $16  (4)
(5)(7) 16,077 16
Total Convertible Bonds (Cost $16) 16
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $417  (4)(5)(7) 16,822 949
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $286  (4)(5)
(7) 7,601 429
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159  (4)(5)(6)
(7) 17,718 96
1,474
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242  (4)(5)(7) 41,545 76
76
Total Consumer Discretionary 1,550
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $221  (4)(5)(7) 11,951 598
Total Consumer Staples 598
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $224  (4)(5)(7) 2,133 165
Total Financials 165
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107  (4)(5)(7) 38,898 208

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180  (4)(5)(7) 22,236 119
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $41  (4)(5) 32 27
Leap Therapeutics, Hold-Back Shares, Acquisition Date: 9/28/20,
Cost $5  (4)(5) 4 3
357
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120  (4)(5)(7) 118,345 120
120
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223  (4)(5)(7) 92,428 101
101
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118  (4)(5)(7) 10,046 118
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128  (4)(5)(7) 14,444 42
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $160  (4)(5)(7) 11,776 716
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262  (4)(5)(7) 5,896 358
1,234
Total Health Care 1,812
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $129  (4)(5)(7) 2,868 92
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283  (4)(5)(7) 50,717 255
347
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119  (4)(5)(7) 9,815 176
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75  (4)(5)(7) 3,669 66
242
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139  (4)(5)(7) 6,676 89
89
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $148  (4)(5)(7) 20,804 108
Convoy, Series D, Acquisition Date: 10/30/19, Cost $223  (4)(5)(7) 16,522 85
193
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67  (4)(5)(7) 14,736 79

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263  (4)(5)(7) 26,046 141
220
Total Industrials & Business Services 1,091
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98  (4)(5)(7) 6,732 81
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45  (4)(5)(7) 2,367 29
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $—  (4)
(5)(7) 7 1
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $87  (4)(5)
(7) 3,321 242
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $22  (4)(5)
(7) 204 15
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14  (4)(5)(7) 610 11
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1  (4)(5)(7) 60 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $2  (4)
(5)(7) 70 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $174  (4)(5)(7) 7,740 138
519
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51  (4)(5)(7) 30 15
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3  (4)(5)(7) 2 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260  (4)(5)(7) 4,398 264
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765  (4)(5)
(7) 10,416 625
Gusto, Series E, Acquisition Date: 7/13/21, Cost $380  (4)(5)(7) 12,516 236
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $271  (4)
(5)(7) 20,748 129
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124  (4)(5)(7) 5,932 37
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118  (4)(5)(7) 23,436 114
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $127  (4)(5)(7) 20,060 171
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $17  (4)(5)(7) 1,875 16
Socure, Series A, Acquisition Date: 12/22/21, Cost $56  (4)(5)(7) 3,491 26
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46  (4)(5)(7) 2,865 21
Socure, Series B, Acquisition Date: 12/22/21, Cost $1  (4)(5)(7) 52 —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Socure, Series E, Acquisition Date: 10/27/21, Cost $107  (4)(5)(7) 6,640 50
1,705
Total Information Technology 2,224
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159  (4)(5)(7) 3,356 160
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217  (4)(5)(7) 5,247 107
267
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144  (4)(5)(7) 5,255 225
225
Total Materials 492
Total Convertible Preferred Stocks (Cost $7,629) 7,932
CORPORATE BONDS 1.6%
AbbVie, 3.20%, 11/21/29  1,105,000 1,000
AbbVie, 4.05%, 11/21/39  355,000 305
AbbVie, 4.875%, 11/14/48  292,000 270
AerCap Ireland Capital, 2.45%, 10/29/26  240,000 214
AerCap Ireland Capital, 4.875%, 1/16/24  435,000 428
AerCap Ireland Capital, 6.50%, 7/15/25  155,000 156
Alexandria Real Estate Equities, 3.375%, 8/15/31  255,000 219
Alexandria Real Estate Equities, 4.70%, 7/1/30  50,000 48
Ally Financial, 4.75%, 6/9/27  565,000 527
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
Amgen, 4.875%, 3/1/53  230,000 209
Amgen, 5.25%, 3/2/30  115,000 116
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  94,000 85
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  210,000 220
Aon, 2.80%, 5/15/30  80,000 70
Arrow Electronics, 4.00%, 4/1/25  230,000 222
AT&T, 3.50%, 9/15/53  585,000 406
Baltimore Gas & Electric, 5.40%, 6/1/53  105,000 105
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26  (10) 200,000 199
Bank of America, 3.248%, 10/21/27  475,000 445
Bank of America, VR, 1.898%, 7/23/31  (10) 1,635,000 1,302
Bank of America, VR, 1.922%, 10/24/31  (10) 460,000 363
Bank of America, VR, 2.592%, 4/29/31  (10) 10,000 8
Bank of America, VR, 3.419%, 12/20/28  (10) 25,000 23
Bank of America, VR, 3.559%, 4/23/27  (10) 90,000 86
Bank of America, VR, 4.271%, 7/23/29  (10) 330,000 313

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of Ireland Group, VR, 6.253%, 9/16/26  (1)(10) 200,000 199
Bank of Nova Scotia, 4.85%, 2/1/30  270,000 264
Barclays, VR, 3.932%, 5/7/25  (10) 235,000 230
Barclays, VR, 5.501%, 8/9/28  (10) 200,000 197
Barclays, VR, 6.224%, 5/9/34  (10) 200,000 202
BAT Capital, 3.557%, 8/15/27  85,000 78
BAT International Finance, 1.668%, 3/25/26  35,000 31
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 101
Becton Dickinson & Company, 3.70%, 6/6/27  140,000 134
Becton Dickinson & Company, 4.298%, 8/22/32  70,000 67
Berkshire Hathaway Finance, 2.50%, 1/15/51  320,000 205
Berkshire Hathaway Finance, 2.85%, 10/15/50  105,000 72
Berkshire Hathaway Finance, 3.85%, 3/15/52  105,000 86
BNP Paribas, VR, 3.052%, 1/13/31  (1)(10) 375,000 322
Boardwalk Pipelines, 3.40%, 2/15/31  200,000 172
Boardwalk Pipelines, 4.45%, 7/15/27  36,000 35
Boardwalk Pipelines, 5.95%, 6/1/26  250,000 253
Brixmor Operating Partnership, 4.05%, 7/1/30  125,000 113
Brixmor Operating Partnership, 4.125%, 5/15/29  504,000 453
CaixaBank, VR, 6.208%, 1/18/29  (1)(10) 260,000 259
Capital One Financial, VR, 2.359%, 7/29/32  (10) 345,000 245
Capital One Financial, VR, 3.273%, 3/1/30  (10) 130,000 111
Capital One Financial, VR, 5.247%, 7/26/30  (10) 75,000 71
Capital One Financial, VR, 5.468%, 2/1/29  (10) 410,000 398
Carvana, 10.25%, 5/1/30  (1) 1,295,000 835
Celanese U.S. Holdings, 6.05%, 3/15/25  240,000 241
Celanese U.S. Holdings, 6.165%, 7/15/27  155,000 156
Centene, 2.625%, 8/1/31  685,000 545
Charter Communications Operating, 2.25%, 1/15/29  160,000 133
Charter Communications Operating, 5.125%, 7/1/49  85,000 65
Charter Communications Operating, 6.484%, 10/23/45  50,000 45
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  70,000 69
Citigroup, VR, 3.07%, 2/24/28  (10) 280,000 259
Citigroup, VR, 3.106%, 4/8/26  (10) 110,000 106
Citigroup, VR, 5.61%, 9/29/26  (10) 315,000 317
Citigroup, VR, 6.174%, 5/25/34  (10) 100,000 101
CNO Financial Group, 5.25%, 5/30/25  79,000 78
Comcast, 3.25%, 11/1/39  300,000 236
Corebridge Financial, 3.90%, 4/5/32  80,000 69
Credit Suisse, 1.25%, 8/7/26  280,000 239
Credit Suisse Group, 3.75%, 3/26/25  500,000 471
Crown Castle, 2.25%, 1/15/31  585,000 478
Crown Castle Towers, 3.663%, 5/15/25  (1) 355,000 338
CSL Finance, 4.05%, 4/27/29  (1) 135,000 129
CVS Health, 3.25%, 8/15/29  75,000 68
CVS Health, 5.05%, 3/25/48  491,000 444

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CVS Health, 5.625%, 2/21/53  225,000 219
CVS Health, 5.875%, 6/1/53  125,000 126
Daimler Truck Finance North America, 5.125%, 1/19/28  (1) 150,000 149
Danske Bank, VR, 3.244%, 12/20/25  (1)(10) 260,000 248
Danske Bank, VR, 3.773%, 3/28/25  (1)(10) 200,000 196
Danske Bank, VR, 4.298%, 4/1/28  (1)(10) 230,000 216
Discover Financial Services, 4.10%, 2/9/27  33,000 31
Duke Energy, 5.00%, 8/15/52  225,000 200
Duke Energy Indiana, 5.40%, 4/1/53  90,000 89
Ecolab, 4.80%, 3/24/30  15,000 15
Edison International, 4.95%, 4/15/25  15,000 15
EDP Finance, 6.30%, 10/11/27  (1) 200,000 208
Elevance Health, 5.125%, 2/15/53  115,000 110
Enel Finance America, 7.10%, 10/14/27  (1) 200,000 213
Enel Finance International, 6.80%, 10/14/25  (1) 200,000 206
Energy Transfer, 2.90%, 5/15/25  465,000 442
Enterprise Products Operating, 3.20%, 2/15/52  150,000 102
Equifax, 5.10%, 12/15/27  170,000 170
Equitable Holdings, 4.35%, 4/20/28  525,000 496
Fifth Third Bancorp, 2.375%, 1/28/25  50,000 47
Fifth Third Bancorp, 2.55%, 5/5/27  25,000 22
Fifth Third Bancorp, 3.95%, 3/14/28  81,000 74
Fifth Third Bancorp, VR, 4.772%, 7/28/30  (10) 75,000 70
General Motors, 4.20%, 10/1/27  40,000 38
General Motors Financial, 4.00%, 10/6/26  25,000 24
Georgia Power, 4.95%, 5/17/33  240,000 237
GLP Capital, 3.35%, 9/1/24  60,000 58
Goldman Sachs Group, VR, 2.615%, 4/22/32  (10) 780,000 644
Goldman Sachs Group, VR, 3.615%, 3/15/28  (10) 275,000 259
Goldman Sachs Group, VR, 4.482%, 8/23/28  (10) 315,000 306
Hasbro, 3.55%, 11/19/26  120,000 113
HCA, 2.375%, 7/15/31  100,000 80
HCA, 3.125%, 3/15/27  (1) 115,000 107
HCA, 3.375%, 3/15/29  (1) 45,000 40
HCA, 3.50%, 9/1/30  199,000 175
HCA, 5.375%, 9/1/26  95,000 94
HCA, 5.875%, 2/15/26  85,000 85
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 71
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 232
HSBC Holdings, VR, 4.755%, 6/9/28  (8)(10) 285,000 276
HSBC Holdings, VR, 5.21%, 8/11/28  (10) 245,000 242
HSBC Holdings, VR, 6.254%, 3/9/34  (10) 380,000 391
Humana, 4.875%, 4/1/30  230,000 226
Humana, 5.50%, 3/15/53  100,000 98
Huntington Bancshares, 2.625%, 8/6/24  105,000 98
Huntington Bancshares, 4.00%, 5/15/25  170,000 159

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hyundai Capital America, 1.80%, 10/15/25  (1) 120,000 110
Hyundai Capital America, 5.50%, 3/30/26  (1) 70,000 70
Hyundai Capital America, 5.60%, 3/30/28  (1) 190,000 190
Indiana Michigan Power, 5.625%, 4/1/53  20,000 20
Intercontinental Exchange, 4.35%, 6/15/29  250,000 246
Intesa Sanpaolo, VR, 4.198%, 6/1/32  (1)(10) 300,000 227
JPMorgan Chase, VR, 1.578%, 4/22/27  (10) 210,000 188
JPMorgan Chase, VR, 2.182%, 6/1/28  (10) 295,000 263
JPMorgan Chase, VR, 2.522%, 4/22/31  (10) 70,000 59
JPMorgan Chase, VR, 2.739%, 10/15/30  (10) 110,000 95
JPMorgan Chase, VR, 2.956%, 5/13/31  (10) 430,000 368
JPMorgan Chase, VR, 3.54%, 5/1/28  (10) 120,000 113
KBC Group, VR, 5.796%, 1/19/29  (1)(10) 460,000 464
Kilroy Realty, 3.45%, 12/15/24  470,000 448
Las Vegas Sands, 3.50%, 8/18/26  95,000 88
Lowe's, 4.25%, 4/1/52  140,000 112
Lowe's, 5.625%, 4/15/53  80,000 78
Lowe's, 5.75%, 7/1/53  80,000 79
LSEGA Financing, 2.00%, 4/6/28  (1) 750,000 646
LSEGA Financing, 2.50%, 4/6/31  (1) 200,000 169
LSEGA Financing, 3.20%, 4/6/41  (1) 200,000 149
Marriott International, 4.90%, 4/15/29  55,000 54
Marriott International, 5.00%, 10/15/27  185,000 185
Marsh & McLennan, 2.25%, 11/15/30  85,000 71
Merck, 5.00%, 5/17/53  150,000 150
Meta Platforms, 5.60%, 5/15/53  310,000 309
Metropolitan Life Global Funding I, 5.15%, 3/28/33  (1) 150,000 150
Micron Technology, 4.185%, 2/15/27  41,000 39
Micron Technology, 4.975%, 2/6/26  200,000 198
Micron Technology, 5.327%, 2/6/29  115,000 113
Micron Technology, 5.875%, 9/15/33  175,000 172
Micron Technology, 6.75%, 11/1/29  110,000 115
Mileage Plus Holdings, 6.50%, 6/20/27  (1) 102,000 102
Morgan Stanley, VR, 1.593%, 5/4/27  (10) 120,000 108
Morgan Stanley, VR, 4.431%, 1/23/30  (10) 95,000 91
Morgan Stanley, VR, 5.123%, 2/1/29  (10) 345,000 342
NatWest Group, VR, 7.472%, 11/10/26  (10) 200,000 208
Netflix, 4.625%, 5/15/29 (EUR)  290,000 315
NextEra Energy Capital Holdings, 2.44%, 1/15/32  205,000 166
NextEra Energy Capital Holdings, 3.00%, 1/15/52  205,000 134
NextEra Energy Capital Holdings, 5.00%, 7/15/32  70,000 69
NextEra Energy Capital Holdings, 5.25%, 2/28/53  95,000 89
NiSource, 5.25%, 3/30/28  45,000 45
Nissan Motor Acceptance, 1.85%, 9/16/26  (1) 85,000 72
Nordea Bank, 5.375%, 9/22/27  (1) 200,000 200
NRG Energy, 4.45%, 6/15/29  (1) 85,000 75

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Occidental Petroleum, 8.875%, 7/15/30  90,000 103
Oracle, 5.55%, 2/6/53  210,000 196
Pacific Gas & Electric, 2.10%, 8/1/27  105,000 91
Pacific Gas & Electric, 2.50%, 2/1/31  205,000 161
Pacific Gas & Electric, 4.55%, 7/1/30  195,000 176
Pacific Gas & Electric, 5.90%, 6/15/32  80,000 78
Pacific Gas & Electric, 6.70%, 4/1/53  80,000 78
Pfizer Investment Enterprises, 4.75%, 5/19/33  150,000 151
Pfizer Investment Enterprises, 5.30%, 5/19/53  145,000 149
Philip Morris International, 5.125%, 2/15/30  150,000 148
Pioneer Natural Resources, 5.10%, 3/29/26  75,000 75
PNC Financial Services Group, 2.55%, 1/22/30  80,000 68
PNC Financial Services Group, VR, 6.037%, 10/28/33  (10) 245,000 253
Public Service Company of Colorado, 5.25%, 4/1/53  130,000 128
Realty Income, 3.95%, 8/15/27  80,000 76
Regency Centers, 3.60%, 2/1/27  660,000 626
Revvity, 1.90%, 9/15/28  185,000 157
Revvity, 2.25%, 9/15/31  100,000 80
Revvity, 3.30%, 9/15/29  99,000 88
Reynolds American, 4.45%, 6/12/25  37,000 36
Rogers Communications, 3.20%, 3/15/27  (1) 99,000 92
Rogers Communications, 3.80%, 3/15/32  (1) 150,000 132
Rogers Communications, 4.35%, 5/1/49  20,000 16
Rogers Communications, 4.55%, 3/15/52  (1) 520,000 413
Ross Stores, 1.875%, 4/15/31  260,000 207
Sabine Pass Liquefaction, 5.00%, 3/15/27  305,000 302
Santander Holdings USA, VR, 2.49%, 1/6/28  (10) 90,000 79
Santander Holdings USA, VR, 6.499%, 3/9/29  (10) 115,000 117
Santander UK Group Holdings, VR, 1.532%, 8/21/26  (10) 545,000 488
SBA Tower Trust, 1.84%, 4/15/27  (1) 290,000 252
SBA Tower Trust, 2.328%, 1/15/28  (1) 40,000 35
SBA Tower Trust, 2.593%, 10/15/31  (1) 235,000 188
Sempra Energy, 3.70%, 4/1/29  75,000 69
Sherwin-Williams, 2.95%, 8/15/29  135,000 120
Southern, 5.20%, 6/15/33  355,000 350
Southern California Edison, 5.70%, 3/1/53  115,000 114
Southern California Edison, Series D, 4.70%, 6/1/27  170,000 168
Standard Chartered, VR, 2.608%, 1/12/28  (1)(10) 615,000 548
Standard Chartered, VR, 3.971%, 3/30/26  (1)(10) 200,000 192
T-Mobile USA, 5.75%, 1/15/54  225,000 228
Targa Resources Partners, 5.50%, 3/1/30  320,000 306
Targa Resources Partners, 6.875%, 1/15/29  90,000 91
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  25,000 21
Truist Financial, VR, 4.123%, 6/6/28  (10) 260,000 246
U.S. Bancorp, VR, 4.839%, 2/1/34  (10) 130,000 122
UBS Group, VR, 5.959%, 1/12/34  (1)(10) 240,000 242

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group, 2.00%, 5/15/30  1,355,000 1,146
UnitedHealth Group, 4.50%, 4/15/33  225,000 221
UnitedHealth Group, 5.05%, 4/15/53  225,000 221
UnitedHealth Group, 5.875%, 2/15/53  185,000 202
Utah Acquisition Sub, 3.95%, 6/15/26  566,000 538
Verizon Communications, 2.55%, 3/21/31  430,000 360
Verizon Communications, 2.65%, 11/20/40  220,000 150
Verizon Communications, 3.55%, 3/22/51  280,000 203
Vistra Operations, 3.55%, 7/15/24  (1) 320,000 309
Vistra Operations, 5.125%, 5/13/25  (1) 250,000 243
Vodafone Group, 4.875%, 6/19/49  43,000 37
Volkswagen Group of America Finance, 3.20%, 9/26/26  (1) 785,000 735
Warnermedia Holdings, 3.755%, 3/15/27  365,000 342
Wells Fargo, 4.30%, 7/22/27  175,000 168
Wells Fargo, VR, 2.393%, 6/2/28  (10) 670,000 599
Wells Fargo, VR, 2.572%, 2/11/31  (10) 1,840,000 1,548
Wells Fargo, VR, 2.879%, 10/30/30  (10) 500,000 432
Westlake, 1.625%, 7/17/29 (EUR)  100,000 89
Woodside Finance, 3.70%, 9/15/26  (1) 180,000 171
Woodside Finance, 3.70%, 3/15/28  (1) 460,000 427
Workday, 3.70%, 4/1/29  55,000 51
Xcel Energy, 3.40%, 6/1/30  255,000 230
Yara International, 4.75%, 6/1/28  (1) 110,000 104
Total Corporate Bonds (Cost $53,837) 49,112
EQUITY MUTUAL FUNDS 11.9%
T. Rowe Price Institutional Emerging Markets Equity Fund  (2) 5,417,694 172,824
T. Rowe Price Multi-Strategy Total Return Fund - I Class  (2) 7,699,373 73,067
T. Rowe Price Real Assets Fund - I Class  (2) 8,841,065 113,343
Total Equity Mutual Funds (Cost $368,972) 359,234
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
Republic of Panama, 6.40%, 2/14/35  200,000 210
Republic of Panama, 6.853%, 3/28/54  200,000 206
United Mexican States, 6.338%, 5/4/53  220,000 221
Total Foreign Government Obligations & Municipalities (Cost
$624) 637

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 5.979%, 9/15/34  (1) 167,534 162
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65  (1) 23,686 22
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51  (1) 267,739 208
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.333%, 11/15/34  (1) 135,000 67
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56  (1) 137,105 118
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 6.107%, 4/15/34  (1) 305,000 301
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 8.20%, 6/15/27  (1) 205,000 204
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR +
1.297%, 6.404%, 10/15/36  (1) 150,000 144
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B,
ARM, 1M TSFR + 2.092%, 7.152%, 3/15/35  (1) 280,000 274
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51  (1) 267,295 208
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B,
2.829%, 12/10/41  (1) 120,000 99
Citigroup Commercial Mortgage Trust, Series 2020-555, Class C,
3.031%, 12/10/41  (1) 100,000 80
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51  (1) 111,476 90
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65  (1) 19,842 18
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65  (1) 31,532 30
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  124,067 117
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29  (1) 480,000 450
Commercial Mortgage Trust, Series 2017-PANW, Class B, ARM,
3.413%, 10/10/29  (1) 170,000 158
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 6.138%, 2/25/30  74,238 74
Connecticut Avenue Securities, Series 2022-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.00%, 6.973%, 3/25/42  (1) 185,148 186
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1,
CMO, ARM, SOFR30A + 2.95%, 7.931%, 6/25/42  (1) 106,784 109
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37  (1) 122,165 110

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 5.808%, 6/15/34  (1) 360,000 356
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45  (1) 285,000 203
Finance of America HECM Buyout, Series 2022-HB2, Class A1A,
ARM, 4.00%, 8/1/32  (1) 243,627 235
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 5.87%, 3/25/50  (1) 41,089 38
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57  (1) 15,997 14
Galton Funding Mortgage Trust, Series 2018-1, Class A33, CMO,
ARM, 3.50%, 11/25/57  (1) 62,065 56
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58  (1) 11,117 10
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +
1.148%, 6.207%, 12/15/36  (1) 225,000 222
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 3.869%, 7/25/44  (1) 2,955 3
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.929%, 10/25/50  (1) 167,371 142
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51  (1) 205,109 160
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52  (1) 204,665 159
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56  (1) 94,305 76
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33  (1) 80,000 72
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50  (1) 49,040 43
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50  (1) 56,886 50
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.578%, 12/25/50  (1) 159,388 133
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50  (1) 5,316 5
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50  (1) 11,960 11
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.284%, 6/25/50  (1) 160,269 135
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR + 1.464%,
6.523%, 8/15/38  (1) 446,771 411
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, ARM,
2.75%, 7/25/59  (1) 7,805 8
MSCG Trust, Series 2018-SELF, Class A, ARM, 1M USD LIBOR +
0.90%, 6.008%, 10/15/37  (1) 214,760 211

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51  (1) 167,587 131
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60  (1) 119,383 106
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.442%, 4/25/43  79,368 74
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.781%, 8/25/47  (1) 108,130 100
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47  (1) 23,863 22
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48  (1) 6,037 5
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48  (1) 16,695 16
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48  (1) 1,262 1
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59  (1) 6,571 6
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
6.61%, 1/15/39  (1) 184,177 176
Structured Agency Credit Risk Debt Notes, Series 2020-DNA2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.85%, 6.988%,
2/25/50  (1) 234,308 235
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 7.273%, 8/25/33  (1) 123,297 123
Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
Class M1A, CMO, ARM, SOFR30A + 2.20%, 7.173%, 5/25/42  (1) 174,180 176
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, ARM,
1M USD LIBOR + 1.00%, 6.138%, 10/25/59  (1) 57,353 56
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51  (1) 214,060 167
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59  (1) 22,688 22
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60  (1) 100,000 95
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66  (1) 126,373 102
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  370,000 335
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  615,000 543
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.501%, 9/15/31  (1) 100,000 90
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1,
Class A17, CMO, ARM, 3.00%, 5/25/50  (1) 21,939 19

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36  (1) 100,000 86
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$9,696) 8,668
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  (4) 26,428 3,290
Total Consumer Discretionary 3,290
Total Preferred Stocks (Cost $2,129) 3,290
PRIVATE INVESTMENT COMPANIES 2.0%
Blackstone Partners Offshore Fund  (4)(7) 27,065 60,217
Total Private Investment Companies (Cost $42,103) 60,217
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 2.5%
U.S. Government Agency Obligations 2.0%
Federal Home Loan Mortgage
2.50%, 4/1/30  60,982 57
3.00%, 12/1/42 - 2/1/47  295,567 268
3.50%, 8/1/42 - 3/1/46  487,428 459
4.00%, 10/1/40 - 12/1/41  106,295 102
4.50%, 6/1/39 - 5/1/42  146,236 145
5.00%, 1/1/24 - 8/1/40  41,887 42
5.50%, 1/1/40  89 —
6.00%, 3/1/33 - 8/1/38  41,317 43
6.50%, 9/1/32  2,072 2
7.00%, 6/1/32  408 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  443 —
12M USD LIBOR + 1.785%, 4.035%, 2/1/37  555 1
12M USD LIBOR + 1.828%, 4.202%, 2/1/37  5,044 5
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  3,903 4
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  105,950 19
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 9/1/52  5,106,934 4,218
2.50%, 7/1/37 - 5/1/52  4,223,576 3,654
3.00%, 5/1/31 - 8/1/52  2,825,484 2,557
3.50%, 6/1/47 - 8/1/52  793,154 739
4.00%, 8/1/37 - 5/1/52  411,671 396

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 5/1/50  24,951 24
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  41,387 37
3.50%, 6/1/42 - 5/1/46  326,281 305
4.00%, 11/1/40  104,397 100
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  675 1
12M USD LIBOR + 1.892%, 4.142%, 12/1/35  1,735 2
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  670 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,730,199 1,494
2.00%, 8/1/37 - 6/1/52  9,399,442 7,836
2.50%, 8/1/30 - 4/1/52  6,708,319 5,818
3.00%, 1/1/27 - 4/1/51  4,062,879 3,703
3.50%, 2/1/35 - 8/1/52  2,492,750 2,339
4.00%, 7/1/35 - 9/1/52  2,313,303 2,218
4.50%, 7/1/39 - 8/1/52  1,825,271 1,784
5.00%, 9/1/23 - 10/1/52  935,078 938
5.50%, 9/1/23 - 9/1/41  233,414 244
6.00%, 2/1/33 - 2/1/53  1,238,318 1,268
6.50%, 7/1/32 - 5/1/40  67,504 71
UMBS, TBA  (11)
2.00%, 6/1/38 - 6/1/53  7,190,000 6,030
2.50%, 6/1/53  4,160,000 3,556
3.00%, 6/1/53  2,015,000 1,788
3.50%, 6/1/53  1,555,000 1,429
4.00%, 6/1/53  1,345,000 1,271
4.50%, 6/1/53  900,000 872
5.00%, 6/1/53  685,000 675
5.50%, 6/1/53  1,040,000 1,039
6.50%, 6/1/53  580,000 594
58,147
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  256,142 223
2.00%, 3/20/51 - 3/20/52  3,389,578 2,877
2.50%, 8/20/50 - 3/20/52  3,196,251 2,797
3.00%, 9/15/42 - 6/20/52  2,636,415 2,388
3.50%, 12/20/42 - 10/20/49  1,709,400 1,609
4.00%, 7/20/42 - 10/20/52  1,547,589 1,480
4.50%, 11/20/39 - 10/20/52  880,367 866
5.00%, 7/20/39 - 6/20/49  538,199 541
5.50%, 1/20/36 - 3/20/49  289,293 296
6.00%, 12/20/38  15,899 17
6.50%, 3/15/26  219 —
7.00%, 1/20/53  182,960 188

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
8.00%, 10/20/25  23 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  28,329 27
3.50%, 10/20/50  135,000 115
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  24,142 4
4.00%, 2/20/43  13,417 2
Government National Mortgage Assn., TBA  (11)
5.50%, 6/20/53  1,480,000 1,479
6.00%, 6/20/53  175,000 177
6.50%, 7/20/53  450,000 458
15,544
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $78,033) 73,691
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 2.1%
U.S. Treasury Obligations 2.1%
U.S. Treasury Bonds, 3.00%, 8/15/52  (12)(13) 4,900,000 4,167
U.S. Treasury Bonds, 3.375%, 8/15/42  (12)(13) 6,125,000 5,596
U.S. Treasury Bonds, 3.625%, 2/15/53  4,330,000 4,160
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 2,155
U.S. Treasury Bonds, 4.00%, 11/15/42  4,305,000 4,308
U.S. Treasury Bonds, 4.00%, 11/15/52  4,375,000 4,499
U.S. Treasury Notes, 1.50%, 1/31/27  2,425,000 2,224
U.S. Treasury Notes, 2.25%, 1/31/24  7,400,000 7,252
U.S. Treasury Notes, 3.75%, 4/15/26  4,840,000 4,798
U.S. Treasury Notes, 3.875%, 1/15/26  (13) 4,470,000 4,439
U.S. Treasury Notes, 3.875%, 11/30/27  1,930,000 1,933
U.S. Treasury Notes, 3.875%, 11/30/29  2,130,000 2,145
U.S. Treasury Notes, 4.00%, 12/15/25  6,675,000 6,648
U.S. Treasury Notes, 4.125%, 9/30/27  3,070,000 3,100
U.S. Treasury Notes, 4.125%, 11/15/32  5,645,000 5,854
63,278
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $64,011) 63,278
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Treasury Reserve Fund, 5.10%  (2)(14) 74,735,689 74,736
Total Short-Term Investments (Cost $74,736) 74,736

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.11%  (2)(14) 394,356 394
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 394
Total Securities Lending Collateral (Cost $394) 394
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY Put, 7/6/23
@ JPY127.00  (4) 1 3,340 2
Total Options Purchased (Cost $50) 2
Total Investments in Securities
100.4% of Net Assets
(Cost $2,401,968) $ 3,023,950
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$25,726 and represents 0.9% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$11,362 and represents 0.4% of net assets.
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(8) See Note 4 . All or a portion of this security is on loan at May 31, 2023.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $19,368 and represents 0.6% of net assets.
(12) All or a portion of this security is pledged to cover or as collateral for written call options at May 31, 2023.
(13) At May 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
PLN Polish Zloty
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Call,
7/21/23 @ $4,225.00 458 191,436 (3,520)
Total Options Written (Premiums $(3,339)) $ (3,520)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 47 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps — —
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 2,195 45 40 5
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/28 9,936 132 96 36
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 * 53 — (1) 1
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/28 * 1,095 7 (10) 17

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/28 * 1,315 (6) (24) 18
Total Centrally Cleared Credit Default Swaps,
Protection Sold 77
Total Centrally Cleared Swaps 77
Net payments (receipts) of variation margin to date (87)
Variation margin receivable (payable) on centrally cleared swaps $ (10)
* Credit ratings as of May 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $19.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/21/23 CAD 1,465 USD 1,095 $ (15)
Bank of America 8/25/23 GBP 582 USD 730 (4)
BNP Paribas 7/14/23 DKK 9,790 USD 1,448 (38)
BNP Paribas 7/14/23 USD 1,450 DKK 9,790 40
BNP Paribas 8/25/23 USD 379 EUR 346 7
Citibank 8/18/23 PLN 9,370 USD 2,242 (39)
Citibank 8/18/23 USD 2,232 PLN 9,370 30
Goldman Sachs 8/25/23 USD 1,455 GBP 1,165 3
RBC Dominion Securities 7/21/23 CAD 1,485 USD 1,115 (20)
RBC Dominion Securities 7/21/23 USD 2,180 CAD 2,950 4
State Street 8/25/23 GBP 583 USD 732 (6)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (38)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 6 Government of Japan ten year bond
contracts 6/23 (6,399) $ (46)
Short, 158 MSCI EAFE Index contracts 6/23 (16,222) (286)
Long, 339 S&P 500 E-Mini Index contracts 6/23 71,029 (349)
Long, 289 U.S. Treasury Notes five year contracts 9/23 31,524 (17)
Long, 78 U.S. Treasury Notes ten year contracts 9/23 8,928 21
Short, 80 Ultra U.S. Treasury Bonds contracts 9/23 (10,950) (179)
Long, 108 Ultra U.S. Treasury Notes ten year
contracts 9/23 13,009 122
Net payments (receipts) of variation margin to date 391
Variation margin receivable (payable) on open futures contracts $ (343)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 5.50%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.60%  (683) (2,216) 2,072
T. Rowe Price Institutional Emerging Markets
Equity Fund  1,826 (19,336) 1,389
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.88%  (1,423) 852 1,734
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.30%  (951) (1,562) 2,522
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.57%  2,988 (6,386) 1,343
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 5.34%  (971) 550 6
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  429 (629) 1,834
T. Rowe Price Real Assets Fund - I Class  (257) (17,560) 2,718
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 3.94%  (4,318) (4,705) 2,109
T. Rowe Price Government Reserve Fund, 5.11% — — — ++
T. Rowe Price Treasury Reserve Fund, 5.10% — — 2,471
Affiliates not held at period end (2,403) — 312
Totals $ (5,763) # $ (50,992) $ 18,510 +

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Inflation
Protected Bond Fund - I Class,
5.50%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.60%  38,399 3,572 2,533 37,222
T. Rowe Price Institutional
Emerging Markets Equity Fund  197,445 6,740 12,025 172,824
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.88%  38,237 1,734 23,238 17,585
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.30%  40,287 6,619 7,054 38,290
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.57%  77,455 6,293 13,462 63,900
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 5.34%  41,152 6 41,621 87
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  72,434 2,402 1,140 73,067
T. Rowe Price Real Assets Fund
- I Class  114,242 18,618 1,957 113,343
T. Rowe Price U.S. Large-Cap
Core Fund - I Class  — 67,179 67,179 —
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
3.94%  73,207 12,224 9,318 71,408
T. Rowe Price Government
Reserve Fund, 5.11% 15,062 ¤ ¤ 394
T. Rowe Price Treasury Reserve
Fund, 5.10% 21,029 ¤ ¤ 74,736
Total $ 662,862 ^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $13,351 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $18,510 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $727,835.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,401,968) $ 3,023,950
Receivable for investment securities sold 12,397
Dividends and interest receivable 4,877
Receivable for shares sold 3,929
Foreign currency (cost $1,264) 1,263
Unrealized gain on forward currency exchange contracts 84
Cash 16
Other assets 6,842
Total assets 3,053,358
Liabilities
Payable for investment securities purchased 30,349
Options written (premiums $3,339) 3,520
Payable for shares redeemed 1,513
Investment management fees payable 1,158
Obligation to return securities lending collateral 394
Variation margin payable on futures contracts 343
Unrealized loss on forward currency exchange contracts 122
Due to affiliates 94
Variation margin payable on centrally cleared swaps 10
Payable to directors 2
Other liabilities 2,808
Total liabilities 40,313
NET ASSETS $ 3,013,045

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 514,124
Paid-in capital applicable to 89,339,569 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 2,498,921
NET ASSETS $ 3,013,045
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,357,717; Shares outstanding: 40,292,006) $ 33.70
I Class
(Net assets: $1,655,328; Shares outstanding: 49,047,563) $ 33.75

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Operations

($000s)
Year
Ended
5/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,993) $ 55,414
    Interest 7,133
Securities lending 146
Total income 62,693
Expenses
Investment management 17,934
Shareholder servicing
Investor Class $ 2,153
I Class 158 2,311
Prospectus and shareholder reports
Investor Class 111
I Class 13 124
Custody and accounting 389
Legal and audit 71
Registration 61
Proxy and annual meeting 14
Directors 9
Miscellaneous 92
Waived / paid by Price Associates (4,519)
Total expenses 16,486
Net investment income 46,207

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $16) (35,403)
Futures (12,840)
Swaps (246)
Options written 14,012
Foreign currency transactions (481)
Capital gain distributions from mutual funds 13,351
Net realized loss (21,607)
Change in net unrealized gain / loss
Securities (63,585)
Futures (364)
Swaps 85
Options written (281)
Forward currency exchange contracts (22)
Other assets and liabilities denominated in foreign currencies 59
Change in net unrealized gain / loss (64,108)
Net realized and unrealized gain / loss (85,715)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (39,508)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 46,207 $ 36,264
Net realized gain (loss) (21,607) 269,059
Change in net unrealized gain / loss (64,108) (709,459)
Decrease in net assets from operations (39,508) (404,136)
Distributions to shareholders
Net earnings
Investor Class (95,888) (221,010)
I Class (115,051) (125,160)
Decrease in net assets from distributions (210,939) (346,170)
Capital share transactions
*
Shares sold
Investor Class 124,944 312,555
I Class 241,711 1,583,306
Distributions reinvested
Investor Class 93,496 215,498
I Class 112,982 123,823
Shares redeemed
Investor Class (410,984) (1,682,507)
I Class (276,767) (234,332)
Increase (decrease) in net assets from capital share
transactions (114,618) 318,343

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Net Assets
Decrease during period (365,065) (431,963)
Beginning of period 3,378,110 3,810,073
End of period $ 3,013,045 $ 3,378,110
*Share information (000s)
Shares sold
Investor Class 3,696 7,217
I Class 7,278 36,544
Distributions reinvested
Investor Class 2,955 5,143
I Class 3,568 2,949
Shares redeemed
Investor Class (12,312) (39,052)
I Class (8,256) (5,634)
Increase (decrease) in shares outstanding (3,071) 7,167

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate Growth
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund has two classes of shares: the Spectrum Moderate Growth Allocation
Fund (Investor Class) and the Spectrum Moderate Growth Allocation Fund–I Class
(I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class;
separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 207,107 $ — $ 207,107
Bond Mutual Funds 228,498 — — 228,498
Common Stocks 1,593,930 485,189 3,405 2,082,524
Convertible Bonds — — 16 16
Convertible Preferred Stocks — 30 7,902 7,932
Equity Mutual Funds 359,234 — — 359,234
Preferred Stocks — 3,290 — 3,290
Private Investment Companies — — 60,217 60,217
Short-Term Investments 74,736 — — 74,736
Securities Lending Collateral 394 — — 394
Options Purchased — 2 — 2
Total Securities 2,256,792 695,618 71,540 3,023,950
Swaps* — 77 — 77
Forward Currency Exchange
Contracts — 84 — 84
Futures Contracts* 143 — — 143
Total $ 2,256,935 $ 695,779 $ 71,540 $ 3,024,254
Liabilities
Options Written $ — $ 3,520 $ — $ 3,520
Forward Currency Exchange
Contracts — 122 — 122
Futures Contracts* 877 — — 877
Total $ 877 $ 3,642 $ — $ 4,519

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended May 31,
2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of
Operations. The change in unrealized gain/loss on Level 3 instruments held at May 31,
2023, totaled $(6,742,000) for the year ended May 31, 2023.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
5/31/23
Investment in Securities
Common Stocks $ 3,002 $ 459 $ — $ (56) $ 3,405
Convertible Bonds — — 16 — 16
Convertible Preferred Stocks 10,219 (2,436) 119 — 7,902
Private Investment Companies 86,078 3,139 — (29,000) 60,217
Total $ 99,299 $ 1,162 $ 135 $ (29,056) $ 71,540

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Futures
$ 143
Foreign exchange derivatives
Forwards
,
Securities^
86
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 77
^
,*
Total $ 306
^
,*
Liabilities
Interest rate derivatives
Futures
$ 242
Foreign exchange derivatives
Forwards
122
Equity derivatives
Futures
,
Options Written
4,155
Total $ 4,519
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ — $ — $ (3,785) $ — $ 9 $ (3,776)
Credit
derivatives — — — — (255) (255)
Equity
derivatives — 14,012 (9,055) — — 4,957
Total $ — $ 14,012 $ (12,840) $ — $ (246) $ 926
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ — $ — $ 323 $ — $ — $ 323
Foreign
exchange
derivatives (48) — — (22) — (70)
Credit
derivatives — — — — 85 85
Equity
derivatives — (281) (687) — — (968)
Total $ (48) $ (281) $ (364) $ (22) $ 85 $ (630)
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of May 31, 2023, securities valued at $3,712,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives. As of May 31, 2023, securities valued at $8,305,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 5% of net assets.
Options   The fund is subject to foreign currency exchange rate risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and currency values; and, for

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

options written, the potential for losses to exceed any premium received by the fund.
During the year ended May 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 5% and 7% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks.
The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2023, the notional amount of protection sold by the fund totaled $14,645,000
(0.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2023, securities valued at $275,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $9,000 cash as of May 31, 2023.
Investment in Blackstone Partners Offshore Fund  The fund invested in Blackstone
Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management (BAAM), a unit of Blackstone
Group L.P. (Blackstone). Blackstone Partners provides the fund exposure to alternative investments primarily through Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss.
Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights.
In addition, Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone Partners or an underlying fund’s management. As of May 31, 2023, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2023, the value of loaned securities was $380,000, including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was
$394,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $1,517,992,000 and $1,842,542,000, respectively, for the year ended May 31, 2023. Purchases and sales of U.S. government securities aggregated $347,664,000 and $335,323,000, respectively, for the year ended
May 31, 2023.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to character of income on passive foreign investment companies, the character of distributions from the underlying funds and the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 48,916 $ 95,948
Long-term capital gain 162,023 250,222
Total distributions $ 210,939 $ 346,170

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 2,468,333
Unrealized appreciation $ 799,444
Unrealized depreciation (247,200)
Net unrealized appreciation (depreciation) $ 552,244
($000s)
Undistributed ordinary income $ 26,293
Net unrealized appreciation (depreciation) 552,244
Loss carryforwards and deferrals (64,413)
Total distributable earnings (loss) $ 514,124

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2023, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the year ended May 31, 2023 as indicated in the table below.
At May 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31,
2023, expenses incurred pursuant to these service agreements were $111,000 for Price
Associates; $946,000 for T. Rowe Price Services, Inc.; and $48,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 09/30/24
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying
Price Fund(s) for the year ended May 31, 2023, are as follows:
Total management fee waived was allocated ratably in the amounts of $2,123,000 and
$2,396,000 for the Investor Class and I Class, respectively, for the year ended May 31,
2023.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% $ —
T. Rowe Price Institutional Emerging Markets Bond
Fund 0.70% 261
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 1,988
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 137
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 192
T. Rowe Price International Bond Fund (USD Hedged)
- I Class 0.49% 319
T. Rowe Price Limited Duration Inflation Focused Bond
Fund - I Class 0.25% 9
T. Rowe Price Multi-Strategy Total Return Fund - I Class 1.00% 653
T. Rowe Price Real Assets Fund - I Class 0.64% 748
T. Rowe Price U.S. Large-Cap Core Fund - I Class 0.54% 171
T. Rowe Price U.S. Treasury Long-Term Index Fund - I
Class 0.06% 41
Total Management Fee Waived $ 4,519

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time.
For the year ended May 31, 2023, these reimbursements amounted to $50,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Funds II, Inc. and
Shareholders of T. Rowe Price Spectrum Moderate Growth Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Spectrum Moderate Growth Allocation
Fund (one of the funds constituting T. Rowe Price Spectrum Funds II, Inc., referred to hereafter as the "Fund") as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in period ended May 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians, transfer agent, investment manager and brokers;
when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$6,676,000 from short-term capital gains
$162,023,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $40,654,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $19,166,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$643,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $13,999,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (TRPIM), T. Rowe Price International
Ltd, and T. Rowe Price Hong Kong Limited (collectively the Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s
Advisory Contract and Subadvisory Contracts. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the
Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory
Contracts. The independent directors were assisted in their evaluation of the Advisory
Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board also considered that TRPIM has its own investment platform and investment management leadership, and that TRPIM has implemented information barriers restricting the sharing of investment information and voting activity with the Adviser and other Subadvisers. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the
Board noted that there are information barriers between investment personnel of TRPIM and the Adviser and the other Subadvisers that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

teams and investment personnel involved in the management of the fund, as well as the
Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the
advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With
Spectrum Allocation Funds Principal Occupation(s)
E. Frederick Bair, CFA, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Stephen L. Bartolini, CFA (1977)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Kimberly E. DeDominicis (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
David J. Eiswert, CFA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Name (Year of Birth)
Position Held With
Spectrum Allocation Funds Principal Occupation(s)
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Wyatt A. Lee, CFA (1971)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Paul M. Massaro, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Raymond A. Mills, Ph.D., CFA (1960)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Sébastien Page  (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert A. Panariello (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Charles M. Shriver, CFA (1967)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Guido F. Stubenrauch, CFA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE SPECTRUM MODERATE GROWTH ALLOCATION FUND

Name (Year of Birth)
Position Held With
Spectrum Allocation Funds Principal Occupation(s)
Toby M. Thompson, CAIA, CFA (1971)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Justin Thomson (1968)
Vice President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Justin P. White  (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F103-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$45,097	$41,169
Audit-Related Fees	-	-
Tax Fees	5,727	2,381
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023